Consolidated Statements of Operations and Comprehensive Loss (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cost of revenues
Stock-based compensation expenses	$ 81	$ 16
Research and development
Stock-based compensation expenses	1,007	277
Sales and marketing
Stock-based compensation expenses	762	147
Editorial
Stock-based compensation expenses	603	89
General and administrative
Stock-based compensation expenses	$ 35,594	$ 481